STOCKHOLDERS' EQUITY (Details) (Warrant [Member], USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Warrant [Member]
Number of Warrants
Number of Warrants Outstanding, beginning	454,600
Number of Warrants Granted	941,539	754,600
Number of Warrants Exercised		(300,000)
Number of Warrants Cancelled
Number of Warrants Outstanding, ending	1,396,139	454,600
Number of Warrants Exercisable	1,396,139	454,600
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 3.25
Weighted Average Exercise Price Granted	$ 3.00	$ 2.34
Weighted Average Exercise Price Exercised		$ 1.00
Weighted Average Exercise Price Cancelled
Weighted Average Exercise Price Outstanding, ending	$ 3.00	$ 3.25
Weighted Average Exercise Price Exercisable	$ 3.00	$ 3.23
Weighted Average Remaining Life In Years
Weighted Average Remaining Life In Years Outstanding	4 years 11 months 19 days	4 years 11 months 19 days
Weighted Average Remaining Life In Years Outstanding, Issued in connection with offering	4 years 11 months 19 days
Weighted Average Remaining Life In Years Exercisable	4 years 11 months 19 days	4 years 11 months 19 days
Intrinsic Value
Intrinsic Value Outstanding, beginning	$ 436,416
Intrinsic value issued in connection with offering	903,877
Intrinsic Value Outstanding, ending	1,340,293	436,416
Intrinsic Value Exercisable	$ 1,340,293	$ 351,300